Note 37 - Other operating income and expenses (Tables)	6 Months Ended
Jun. 30, 2020
Other Operating Income and Expenses
Other Operating Income
Other operating income (Millions of Euros)
	June 2020	June 2019
Gains from sales of non-financial services	115	129
Hyperinflation adjustment	39	63
Other operating income	76	145
Total	230	337

Other Operating Expenses
Other operating expense (Millions of Euros)
	June 2020	June 2019
Change in inventories	55	59
Contributions to guaranteed banks deposits funds	397	353
Hyperinflation adjustment	161	249
Other operating expense	235	334
Total	848	995